Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
September 30, 2023 (Unaudited)
1
Principal Value
U.S. Treasury Bills – 88.7%
U.S. Treasury Bill, 5.46%, 12/19/2023(a) ........................................... $ 3,154,000 $ 3,117,799
U.S. Treasury Bill, 5.43%, 12/21/2023(a) ........................................... 500,000 494,107
U.S. Treasury Bill, 5.44%, 1/11/2024(a) ............................................ 1,400,000 1,379,207
U.S. Treasury Bill, 5.54%, 3/28/2024(a) ............................................ 2,400,000 2,336,978
Total U.S. Treasury Bills (Cost $7,326,935) ....................................................... 7,328,091
Total Investments – 88.7%
(Cost $7,326,935) ........................................................................... $ 7,328,091
Other Assets in Excess of Liabilities – 11.3% ........................................................ 933,726
Net Assets – 100.0% .......................................................................... $ 8,261,817
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
At September 30, 2023, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
WTI Crude Future ................................ 2 $ 181,580 10/20/23 $ 5,310
NY Harbor ULSD Future ........................... 2 277,250 10/31/23 2,924
Gasoline RBOB Future ............................ 1 100,779 10/31/23 (10,051)
WTI Crude Future ................................ 10 888,000 11/20/23 102,541
Corn Future ..................................... 4 95,350 12/14/23 (137)
WTI Crude Future ................................ 4 347,920 12/19/23 33,880
Soybean Future .................................. 2 129,450 1/12/24 (2,476)
WTI Crude Future ................................ 1 85,270 1/22/24 4,318
WTI Crude Future ................................ 6 503,280 2/20/24 21,696
Soybean Future .................................. 2 131,025 3/14/24 (2,131)
Soybean Future .................................. 6 396,600 5/14/24 (4,618)
WTI Crude Future ................................ 5 405,600 5/21/24 (5,772)
Total unrealized appreciation/(depreciation) $ 145,484
Short position contracts:
Natural Gas Future ............................... (1) (29,290) 10/27/23 93
Natural Gas Future ............................... (4) (132,480) 11/28/23 2,760
Gasoline RBOB Future ............................ (1) (98,683) 11/30/23 9,931
Soybean Oil Future ............................... (21) (703,458) 12/14/23 30,616
Wheat Future (CBT) .............................. (10) (270,750) 12/14/23 27,858
Gold 100 OZ Future .............................. (15) (2,799,150) 12/27/23 14,684
Silver Future .................................... (2) (224,500) 12/27/23 2,695
Natural Gas Future ............................... (3) (106,950) 12/27/23 2,253
Copper Future ................................... (8) (747,500) 12/27/23 (14,244)
Soybean Oil Future ............................... (4) (132,528) 1/12/24 3,414
Natural Gas Future ............................... (3) (104,910) 1/29/24 2,773
Natural Gas Future ............................... (4) (128,800) 2/27/24 2,650
Wheat Future (CBT) .............................. (8) (229,400) 3/14/24 20,176
Soybean Oil Future ............................... (2) (65,676) 3/14/24 2,166
Corn Future ..................................... (5) (122,937) 3/14/24 (752)
Natural Gas Future ............................... (4) (119,800) 3/26/24 1,060

Simplify Commodities Strategy No K-1 ETF
Consolidated Schedule of Investments
(Continued)
September 30, 2023 (Unaudited)
2
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Short position contracts: (continued)
Natural Gas Future ............................... (2) $ (60,320) 4/26/24 $ 195
Wheat Future (CBT) .............................. (2) (59,475) 5/14/24 4,907
Corn Future ..................................... (1) (25,025) 5/14/24 247
Corn Future ..................................... (2) (50,550) 7/12/24 82
Total unrealized appreciation/(depreciation) $ 113,564
Total net unrealized appreciation $ 259,048
Summary of Investment Type
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 88.7%
Total Investments ................................................................................ 88.7%
Other Assets in Excess of Liabilities .................................................................. 11.3%
Net Assets ..................................................................................... 100.0%